STOCK ISSUANCE	6 Months Ended
Jun. 30, 2013
STOCK ISSUANCE [Abstract]
STOCK ISSUANCE

NOTE 3- STOCK ISSUANCE

On May 28, 2013 the Company entered into an agreement whereby it can "put" stock to a hedge fund at a 10% discount to the average of the lowest 3 bids during a 5 day lookback period. This stock is currently pending registration via an S-1 registration statement filing with the Securities & Exchange Commission. As an integral part of this Agreement, the Company has issued 125,000 shares of common stock at $0.2275/share as a commitment fee to the counterparty. $28,438 has been charged to operations for the quarter ended June 30, 2013.